Great-West Real Estate Index Fund
Fund Summary
Investment Objective
The Fund seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Real Estate Index Fund	Institutional Class	Initial Class	Class L
Management Fees	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	none	none	0.25%
Other Expenses	none	0.35%	0.35%
Administrative Services Fees	none	0.35%	0.35%
Total Annual Fund Operating Expenses	0.35%	0.70%	0.95%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Real Estate Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	36	113	197	443
Initial Class	72	224	390	871
Class L	97	303	526	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Dow Jones U.S. Select REIT IndexSM (the “Benchmark Index”). The Benchmark Index is a market capitalization-weighted index of publicly traded equity REITs.

The portfolio managers may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, for cash management purposes.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Industry Concentration Risk - Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. Because the Fund concentrates its assets in REIT stocks, industry concentration risk is high.

Interest Rate Risk - REIT stock prices overall may decline because of rising interest rates. Interest rate risk is high for the Fund. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on REIT stock prices and could negatively affect the Fund's net asset value.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Institutional Class or Class L share performance data is provided because Institutional Class commenced operations on May 1, 2015 and Class L shares have not commenced operations. Institutional Class or Class L share performance will appear in a future version of this Prospectus after Institutional Class or Class L shares have annual returns for one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2014	14.77%
Worst Quarter	June 2015	-10.18%

Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Total Returns - Great-West Real Estate Index Fund	One Year	Since Inception	Inception Date
Initial Class	3.68%	12.06%	Nov. 27, 2012
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes)	4.48%	12.70%	Nov. 27, 2012